Condensed Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Common Stock Class A Previously Reported	Common Stock Class A	Common Stock Class C Previously Reported	Common Stock Class C	Common Stock Class B Previously Reported	Common Stock Class B	Series A Convertible Preferred Stock Previously Reported	Series A Convertible Preferred Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Accumulated (Deficit) Previously Reported	Accumulated (Deficit)	Accumulated (Deficit)	Previously Reported	Total
Balance at Dec. 31, 2021										$ 151,737		$ (147,935)			$ 3,802
Balance (in Shares) at Dec. 31, 2021		45,698		34		171,503
Class A common stock issued for cash										15,302					15,302
Class A common stock issued for cash (in Shares)		16,504
Class B common stock issued
Class B common stock issued (in Shares)						36,000
Stock-based compensation										42,452					42,452
Stock-based compensation (in Shares)		1,133
Shares issued for services and rent guarantees										89					89
Shares issued for services and rent guarantees (in Shares)		1,010		34
Exchange of Class C to Class A common stock										572					572
Exchange of Class C to Class A common stock (in Shares)		500		(68)
Exercise of stock options										260					260
Exercise of stock options (in Shares)		248
Net loss												(71,525)			(71,525)
Balance at Dec. 31, 2022									$ 210,412	210,412	$ (219,460)		$ (219,460)	$ (9,048)	(9,048)
Balance (in Shares) at Dec. 31, 2022	65,093	65,092			207,503	207,503
Class A common stock issued for cash										4,921					4,921
Class A common stock issued for cash (in Shares)		55,314
Shares issued for services										106					106
Shares issued for services (in Shares)		973
Exercise of warrants										3,330					3,330
Exercise of warrants (in Shares)		36,114
Conversion of long term debt to equity										16,296					16,296
Conversion of long term debt to equity (in Shares)		96,486
Class B common stock issued
Class B common stock issued (in Shares)						18,000
Stock-based compensation										11,295					11,295
Stock-based compensation (in Shares)
Exercise of stock options										547					547
Exercise of stock options (in Shares)		520
Net loss													(26,904)		(26,904)
Balance at Jun. 30, 2023										246,907			(246,364)		543
Balance (in Shares) at Jun. 30, 2023		254,499				225,503
Balance at Dec. 31, 2022									$ 210,412	210,412	$ (219,460)		(219,460)	$ (9,048)	(9,048)
Balance (in Shares) at Dec. 31, 2022	65,093	65,092			207,503	207,503
Class A common stock issued for cash										8,784					8,784
Class A common stock issued for cash (in Shares)		730,425
Class A common stock issued for cash under ATM										3,277					3,277
Class A common stock issued for cash under ATM (in Shares)		981,283
Shares adjustment after reverse stock split
Shares adjustment after reverse stock split (in Shares)		10,002
Issuance of Series A Convertible Preferred Stock										3,000					3,000
Issuance of Series A Convertible Preferred Stock (in Shares)								1,000
Common stock issued under stock compensation plans
Common stock issued under stock compensation plans (in Shares)		136,494
Shares issued for services										106					106
Shares issued for services (in Shares)		973
Forfeitures of restricted stock and restricted stock surrendered in lieu of withholding taxes										(32)					(32)
Forfeitures of restricted stock and restricted stock surrendered in lieu of withholding taxes (in Shares)		(1,081)
Exercise of warrants										3,519					3,519
Exercise of warrants (in Shares)		53,513
Warrant modification from liability to equity										222					222
Warrant modification from liability to equity (in Shares)
Conversion of long term debt to equity										17,623					17,623
Conversion of long term debt to equity (in Shares)		359,399
Stock-based commitment fee
Stock-based commitment fee (in Shares)		226,667
Class B common stock issued
Class B common stock issued (in Shares)						36,000
Stock-based compensation										18,844					18,844
Stock-based compensation (in Shares)
Exercise of stock options										547					547
Exercise of stock options (in Shares)		520
Net loss												(40,178)			(40,178)
Balance at Dec. 31, 2023										266,302		(259,638)			6,664
Balance (in Shares) at Dec. 31, 2023		2,563,288				243,503		1,000
Balance at Mar. 31, 2023										239,557			(231,630)		7,927
Balance (in Shares) at Mar. 31, 2023		219,043				216,503
Shares issued for services										34					34
Shares issued for services (in Shares)		400
Conversion of long term debt to equity										1,815					1,815
Conversion of long term debt to equity (in Shares)		35,056
Class B common stock issued
Class B common stock issued (in Shares)						9,000
Stock-based compensation										5,501					5,501
Net loss													(14,734)		(14,734)
Balance at Jun. 30, 2023										246,907			$ (246,364)		543
Balance (in Shares) at Jun. 30, 2023		254,499				225,503
Balance at Dec. 31, 2023										266,302		(259,638)			6,664
Balance (in Shares) at Dec. 31, 2023		2,563,288				243,503		1,000
Balance at Mar. 31, 2024		$ 1								279,332		(266,179)			13,154
Balance (in Shares) at Mar. 31, 2024		11,930,986				252,503
Balance at Dec. 31, 2023										266,302		(259,638)			6,664
Balance (in Shares) at Dec. 31, 2023		2,563,288				243,503		1,000
Class A common stock issued for cash under ATM		$ 1								10,711					10,712
Class A common stock issued for cash under ATM (in Shares)		8,153,574
Common stock issued under stock compensation plans
Common stock issued under stock compensation plans (in Shares)		214,124
Class B common stock issued
Class B common stock issued (in Shares)						18,000
Conversion of Series A Convertible Preferred Stock (in Shares)		1,000,000						(1,000)
Conversion of Series A Convertible Preferred Stock
Stock-based compensation										3,357					3,357
Stock-based compensation (in Shares)
Net loss												(13,081)			(13,081)
Balance at Jun. 30, 2024		$ 1								280,370		(272,719)			7,652
Balance (in Shares) at Jun. 30, 2024		11,930,986				261,503
Balance at Mar. 31, 2024		$ 1								279,332		(266,179)			13,154
Balance (in Shares) at Mar. 31, 2024		11,930,986				252,503
Class B common stock issued
Class B common stock issued (in Shares)						9,000
Stock-based compensation										1,038					1,038
Stock-based compensation (in Shares)
Net loss												(6,540)			(6,540)
Balance at Jun. 30, 2024		$ 1								$ 280,370		$ (272,719)			$ 7,652
Balance (in Shares) at Jun. 30, 2024		11,930,986				261,503